Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
9.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2024	2025
Equity-method investments:
Investment in CCH Tasty Sdn. Bhd.	$89,896	$1,653
Investment in CCH KCH Sdn. Bhd.	79,018	71,157
Investment in CCH (Sabah) Sdn. Bhd.	17,408	-
Total long-term investments	$186,322	$72,810

Long-term investments are the Group’s equity investments in privately held companies, over which the Group has the ability to exert significant influence but does not otherwise have control, which were all subsequently accounted for using the equity method.

On July 8, 2020, the Group acquired 60% equity interest in CCH Tasty Sdn. Bhd. (“CCH Tasty”), a restaurant operator, for a cash consideration of US$19,090 (MYR80,040). On August 11, 2020, the Group disposed of 20% equity interest at nominal consideration and remained 40% equity interest in CCH Tasty ever since.

On May 27, 2022, the Group acquired 20% equity interest in CCH (Sabah) Sdn. Bhd., a restaurant operator, for a cash consideration of US$31,986 (MYR140,020).

On June 22, 2023, the Group acquired 40% equity interest in CCH KCH Sdn. Bhd., a restaurant operator, for a cash consideration of US$87,851 (MYR400,400).

The following table sets forth the changes in the Group’s long-term investments:

Amount
Balance at December 31, 2022	$59,260
Investments made	87,851
Share of income from equity method investments	28,747
Exchange difference	(3,282)
Balance at December 31, 2023	172,576
Investments made	-
Share of income from equity method investments	8,873
Exchange difference	4,873
Balance at December 31, 2024	$186,322
Share of income from equity method investments	(125,546)
Exchange difference	12,034
Balance at December 31, 2025	$72,810